Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in Shares)	9,000,000	9,000,000
Ordinary shares, shares issued (in Shares)	365,800	322,103
Ordinary shares, shares outstanding (in Shares)	365,800	322,103
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in Shares)	1,000,000	1,000,000
Ordinary shares, shares issued (in Shares)	336,334	336,334
Ordinary shares, shares outstanding (in Shares)	336,334	336,334